Lease - Incremental borrowing rates (Details)	Jun. 30, 2021	Jun. 30, 2020
Minimum | South Africa
Leases
Incremental borrowing rates for leases	6.19%	6.25%
Minimum | North America
Leases
Incremental borrowing rates for leases	2.15%	2.15%
Minimum | Eurasia
Leases
Incremental borrowing rates for leases	0.38%	1.00%
Maximum | South Africa
Leases
Incremental borrowing rates for leases	15.35%	16.58%
Maximum | North America
Leases
Incremental borrowing rates for leases	5.64%	5.64%
Maximum | Eurasia
Leases
Incremental borrowing rates for leases	6.35%	5.00%